Notes to the Balance Sheet - Summary of Intangible Assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets [Line Items]
Beginning balance	€ 69,376,000	€ 41,122,000
Amortization Charge for the Year	3,623,000	16,212,000	€ 3,131,000
Ending balance	838,322,000	69,376,000	41,122,000
Patents [Member]
Intangible Assets [Line Items]
Beginning balance	1,938,000	2,981,000
Ending balance	2,046,000	1,938,000	2,981,000
Licenses and Licenses for Marketed Products [member]
Intangible Assets [Line Items]
Beginning balance	11,836,000	2,350,000
Ending balance	10,849,000	11,836,000	2,350,000
Licenses for Marketed Products [Member]
Intangible Assets [Line Items]
Beginning balance	55,486,000	0
Ending balance	53,174,000	55,486,000	0
In-process R&D programs [member]
Intangible Assets [Line Items]
Beginning balance	0	35,684,000
Ending balance	760,507,000	0	35,684,000
Internally Generated Intangible Assets [Member]
Intangible Assets [Line Items]
Beginning balance	0	0
Ending balance	11,517,000	0	0
Software [member]
Intangible Assets [Line Items]
Beginning balance	116,000	107,000
Ending balance	229,000	116,000	107,000
Gross carrying amount [member]
Intangible Assets [Line Items]
Beginning balance	115,906,000	99,847,000
Additions	22,496,000	44,881,000
Additions through business combinations	719,415,000
Disposals	4,756,000	28,822,000
Increase (decrease) through transfers, intangible assets and goodwill		0
Exchange differences	30,679,000
Ending balance	883,740,000	115,906,000	99,847,000
Gross carrying amount [member] | Patents [Member]
Intangible Assets [Line Items]
Beginning balance	18,214,000	18,034,000
Additions	345,000	290,000
Additions through business combinations	0
Disposals	309,000	110,000
Increase (decrease) through transfers, intangible assets and goodwill		0
Exchange differences	0
Ending balance	18,250,000	18,214,000	18,034,000
Gross carrying amount [member] | Licenses and Licenses for Marketed Products [member]
Intangible Assets [Line Items]
Beginning balance	35,396,000	23,896,000
Additions	0	12,000,000
Additions through business combinations	0
Disposals	1,000,000	500,000
Increase (decrease) through transfers, intangible assets and goodwill		0
Exchange differences	0
Ending balance	34,396,000	35,396,000	23,896,000
Gross carrying amount [member] | Licenses for Marketed Products [Member]
Intangible Assets [Line Items]
Beginning balance	56,449,000	0
Additions	0	0
Additions through business combinations	0
Disposals	0	0
Increase (decrease) through transfers, intangible assets and goodwill		56,449,000
Exchange differences	0
Ending balance	56,449,000	56,449,000	0
Gross carrying amount [member] | In-process R&D programs [member]
Intangible Assets [Line Items]
Beginning balance	0	52,159,000
Additions	10,429,000	32,501,000
Additions through business combinations	719,399,000
Disposals	0	28,211,000
Increase (decrease) through transfers, intangible assets and goodwill		(56,449,000)
Exchange differences	30,679,000
Ending balance	760,507,000	0	52,159,000
Gross carrying amount [member] | Internally Generated Intangible Assets [Member]
Intangible Assets [Line Items]
Beginning balance	0	0
Additions	11,517,000	0
Additions through business combinations	0
Disposals	0	0
Increase (decrease) through transfers, intangible assets and goodwill		0
Exchange differences	0
Ending balance	11,517,000	0	0
Gross carrying amount [member] | Software [member]
Intangible Assets [Line Items]
Beginning balance	5,847,000	5,758,000
Additions	205,000	90,000
Additions through business combinations	16,000
Disposals	3,447,000	1,000
Increase (decrease) through transfers, intangible assets and goodwill		0
Exchange differences	0
Ending balance	2,621,000	5,847,000	5,758,000
Accumulated depreciation, amortisation and impairment [member]
Intangible Assets [Line Items]
Beginning balance	(46,530,000)	(58,725,000)
Disposals	(4,755,000)	(28,404,000)
Amortization Charge for the Year	3,627,000	2,240,000
Impairment Loss of Intangible Assets and Goodwill	16,000	13,969,000
Ending balance	(45,418,000)	(46,530,000)	(58,725,000)
Accumulated depreciation, amortisation and impairment [member] | Patents [Member]
Intangible Assets [Line Items]
Beginning balance	(16,276,000)	(15,053,000)
Disposals	(309,000)	0
Amortization Charge for the Year	235,000	990,000
Impairment Loss of Intangible Assets and Goodwill	2,000	233,000
Ending balance	(16,204,000)	(16,276,000)	(15,053,000)
Accumulated depreciation, amortisation and impairment [member] | Licenses and Licenses for Marketed Products [member]
Intangible Assets [Line Items]
Beginning balance	(23,560,000)	(21,546,000)
Disposals	(999,000)	(192,000)
Amortization Charge for the Year	986,000	206,000
Impairment Loss of Intangible Assets and Goodwill	0	2,000,000
Ending balance	(23,547,000)	(23,560,000)	(21,546,000)
Accumulated depreciation, amortisation and impairment [member] | Licenses for Marketed Products [Member]
Intangible Assets [Line Items]
Beginning balance	(963,000)	0
Disposals	0	0
Amortization Charge for the Year	2,312,000	963,000
Impairment Loss of Intangible Assets and Goodwill	0	0
Ending balance	(3,275,000)	(963,000)	0
Accumulated depreciation, amortisation and impairment [member] | In-process R&D programs [member]
Intangible Assets [Line Items]
Beginning balance	0	(16,475,000)
Disposals	0	(28,211,000)
Amortization Charge for the Year	0	0
Impairment Loss of Intangible Assets and Goodwill	0	11,736,000
Ending balance	0	0	(16,475,000)
Accumulated depreciation, amortisation and impairment [member] | Internally Generated Intangible Assets [Member]
Intangible Assets [Line Items]
Beginning balance	0	0
Disposals	0	0
Amortization Charge for the Year	0	0
Impairment Loss of Intangible Assets and Goodwill	0	0
Ending balance	0	0	0
Accumulated depreciation, amortisation and impairment [member] | Software [member]
Intangible Assets [Line Items]
Beginning balance	(5,731,000)	(5,651,000)
Disposals	(3,447,000)	(1,000)
Amortization Charge for the Year	94,000	81,000
Impairment Loss of Intangible Assets and Goodwill	14,000	0
Ending balance	€ (2,392,000)	€ (5,731,000)	€ (5,651,000)